Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	¥ 10,851	¥ 19,777	¥ 19,727
Items that will not be reclassified to profit or loss:
Changes in fair value of financial assets measured at fair value through other comprehensive income	130	(728)	(26)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	1,763	(2,438)	4,900
Other comprehensive income (loss) for the year, net of tax	1,893	(3,166)	4,874
Total comprehensive income for the year	12,744	16,611	24,601
Total comprehensive income attributable to:
Owners of the Company	13,923	16,583	23,302
Non-controlling interests	(1,179)	28	1,299
Total comprehensive income for the year	¥ 12,744	¥ 16,611	¥ 24,601